STATEMENT OF INVESTMENTS
BNY Mellon Stock Index Fund, Inc.

September 30, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.3%
Automobiles & Components - .3%
Aptiv	25,138		2,304,652
BorgWarner	19,611		759,730
Ford Motor	364,206		2,425,612
General Motors	117,688		3,482,388
			8,972,382
Banks - 3.3%
Bank of America	710,495		17,115,825
Citigroup	193,384		8,336,784
Citizens Financial Group	38,700		978,336
Comerica	11,786		450,815
Fifth Third Bancorp	65,916		1,405,329
First Republic Bank	16,314		1,779,205
Huntington Bancshares	93,031		853,094
JPMorgan Chase & Co.	283,785		27,319,982
KeyCorp	90,477		1,079,391
M&T Bank	11,953		1,100,752
People's United Financial	42,625		439,464
Regions Financial	86,518		997,553
SVB Financial Group	4,680	[a]	1,126,102
The PNC Financial Services Group	39,541		4,345,951
Truist Financial	124,643		4,742,666
U.S. Bancorp	126,761		4,544,382
Wells Fargo & Co.	379,762		8,928,205
Zions Bancorp	13,858		404,931
			85,948,767
Capital Goods - 5.5%
3M	53,719		8,604,709
A.O. Smith	12,199	[b]	644,107
Allegion	8,759		866,353
AMETEK	21,772		2,164,137
Carrier Global	75,059		2,292,302
Caterpillar	50,844		7,583,383
Cummins	13,963		2,948,427
Deere & Co.	29,146		6,459,628
Dover	13,439		1,455,981
Eaton	37,745		3,851,122
Emerson Electric	56,390		3,697,492
Fastenal	52,913		2,385,847
Flowserve	13,523		369,043

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Capital Goods - 5.5% (continued)
Fortive	31,078		2,368,454
Fortune Brands Home & Security	13,088		1,132,374
General Dynamics	21,552		2,983,443
General Electric	814,745		5,075,861
Honeywell International	65,209		10,734,053
Howmet Aerospace	37,822		632,384
Huntington Ingalls Industries	4,050		570,038
IDEX	7,267		1,325,573
Illinois Tool Works	26,615		5,142,284
Ingersoll Rand	33,163	[a]	1,180,603
Jacobs Engineering Group	11,798		1,094,500
Johnson Controls International	69,372		2,833,846
L3Harris Technologies	20,369		3,459,471
Lockheed Martin	22,916		8,783,244
Masco	23,843		1,314,465
Northrop Grumman	14,343		4,525,073
Otis Worldwide	37,584		2,345,993
PACCAR	32,730		2,791,214
Parker-Hannifin	12,122		2,452,765
Pentair	15,827		724,402
Quanta Services	13,584		718,050
Raytheon Technologies	141,704		8,153,648
Rockwell Automation	10,878		2,400,557
Roper Technologies	9,704		3,834,147
Snap-on	5,356		788,028
Stanley Black & Decker	14,661		2,378,014
Teledyne Technologies	3,328	[a]	1,032,379
Textron	20,588		743,021
The Boeing Company	49,769		8,224,825
Trane Technologies	22,454		2,722,547
TransDigm Group	5,012	[a]	2,381,301
United Rentals	6,635	[a]	1,157,808
W.W. Grainger	4,084		1,457,049
Westinghouse Air Brake Technologies	17,409		1,077,269
Xylem	16,898		1,421,460
			143,282,674
Commercial & Professional Services - .8%
Cintas	7,960	[a]	2,649,327
Copart	19,568	[a]	2,057,771
Equifax	11,489		1,802,624
IHS Markit	34,829		2,734,425
Nielsen Holdings	32,535		461,346
Republic Services	19,468		1,817,338
Robert Half International	10,267		543,535

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Commercial & Professional Services - .8% (continued)
Rollins	13,864		751,290
Verisk Analytics	15,380		2,850,068
Waste Management	36,073		4,082,381
			19,750,105
Consumer Durables & Apparel - 1.2%
D.R. Horton	30,470		2,304,446
Garmin	13,756		1,304,894
Hanesbrands	34,088		536,886
Hasbro	12,215		1,010,425
Leggett & Platt	13,562		558,348
Lennar, Cl. A	25,036		2,044,940
Mohawk Industries	5,952	[a]	580,856
Newell Brands	34,289		588,399
NIKE, Cl. B	115,290		14,473,507
NVR	334	[a]	1,363,762
PulteGroup	22,770		1,054,023
PVH	5,899		351,816
Ralph Lauren	5,045		342,909
Tapestry	26,775		418,493
Under Armour, Cl. A	16,914	[a]	189,944
Under Armour, Cl. C	16,990	[a]	167,182
VF	29,768		2,091,202
Whirlpool	5,610		1,031,623
			30,413,655
Consumer Services - 1.6%
Carnival	45,131	[b]	685,089
Chipotle Mexican Grill	2,586	[a]	3,216,234
Darden Restaurants	12,205		1,229,532
Domino's Pizza	3,747		1,593,524
Hilton Worldwide Holdings	26,148		2,230,947
Las Vegas Sands	30,761		1,435,308
Marriott International, Cl. A	25,247		2,337,367
McDonald's	69,162		15,180,367
MGM Resorts International	38,424	[b]	835,722
Norwegian Cruise Line Holdings	20,819	[a,b]	356,213
Royal Caribbean Cruises	16,660		1,078,402
Starbucks	108,440		9,317,165
Wynn Resorts	9,461		679,394
Yum! Brands	28,072		2,562,974
			42,738,238
Diversified Financials - 4.5%
American Express	60,765		6,091,691
Ameriprise Financial	11,284		1,738,977
Berkshire Hathaway, Cl. B	184,158	[a]	39,214,605

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Diversified Financials - 4.5% (continued)
BlackRock	13,259		7,472,109
Capital One Financial	42,495		3,053,691
Cboe Global Markets	10,539		924,692
CME Group	33,406		5,589,158
Discover Financial Services	28,659		1,655,917
E*Trade Financial	20,511		1,026,576
Franklin Resources	24,306		494,627
Intercontinental Exchange	52,080		5,210,604
Invesco	37,067	[b]	422,934
MarketAxess Holdings	3,617		1,741,911
Moody's	14,985		4,343,402
Morgan Stanley	111,580		5,394,893
MSCI	7,942		2,833,547
Nasdaq	10,529		1,292,014
Northern Trust	19,526		1,522,442
Raymond James Financial	11,099		807,563
S&P Global	22,359		8,062,655
State Street	32,463		1,926,030
Synchrony Financial	48,829		1,277,855
T. Rowe Price Group	21,243		2,723,777
The Bank of New York Mellon	75,194		2,582,162
The Charles Schwab	108,191		3,919,760
The Goldman Sachs Group	31,707		6,372,156
			117,695,748
Energy - 2.1%
Apache	36,754		348,060
Baker Hughes	62,685		833,084
Cabot Oil & Gas	35,923		623,623
Chevron	173,846		12,516,912
Concho Resources	17,408		768,041
ConocoPhillips	101,356		3,328,531
Devon Energy	38,703		366,130
Diamondback Energy	15,679		472,251
EOG Resources	53,813		1,934,039
Exxon Mobil	393,415		13,505,937
Halliburton	83,480		1,005,934
Hess	24,946		1,021,040
HollyFrontier	15,257		300,715
Kinder Morgan	179,745		2,216,256
Marathon Oil	67,602		276,492
Marathon Petroleum	60,573		1,777,212
National Oilwell Varco	36,875		334,088
Noble Energy	46,928		401,234
Occidental Petroleum	78,369		784,474

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Energy - 2.1% (continued)
ONEOK	39,719		1,031,900
Phillips 66	41,355		2,143,843
Pioneer Natural Resources	15,349		1,319,861
Schlumberger	128,271		1,995,897
TechnipFMC	42,561		268,560
The Williams Companies	111,991		2,200,623
Valero Energy	38,213		1,655,387
			53,430,124
Food & Staples Retailing - 1.6%
Costco Wholesale	41,064		14,577,720
Sysco	47,343		2,945,681
The Kroger Company	72,507		2,458,712
Walgreens Boots Alliance	68,772		2,470,290
Walmart	129,364		18,099,317
			40,551,720
Food, Beverage & Tobacco - 3.4%
Altria Group	173,052		6,686,729
Archer-Daniels-Midland	52,049		2,419,758
Brown-Forman, Cl. B	17,426		1,312,526
Campbell Soup	18,615		900,408
Conagra Brands	44,261		1,580,560
Constellation Brands, Cl. A	15,936		3,020,031
General Mills	56,723		3,498,675
Hormel Foods	26,601		1,300,523
Kellogg	23,158		1,495,775
Lamb Weston Holdings	13,916		922,213
McCormick & Co.	11,656		2,262,430
Molson Coors Beverage, Cl. B	17,922		601,462
Mondelez International, Cl. A	133,002		7,640,965
Monster Beverage	34,868	[a]	2,796,414
PepsiCo	129,120		17,896,032
Philip Morris International	144,730		10,853,303
The Coca-Cola Company	359,684		17,757,599
The Hershey Company	13,700		1,963,758
The J.M. Smucker Company	11,004		1,271,182
The Kraft Heinz Company	58,974		1,766,271
Tyson Foods, Cl. A	28,200		1,677,336
			89,623,950
Health Care Equipment & Services - 6.6%
Abbott Laboratories	164,829		17,938,340
ABIOMED	4,354	[a]	1,206,319
Align Technology	6,595	[a]	2,158,939
AmerisourceBergen	14,093		1,365,894
Anthem	23,511		6,314,819

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Health Care Equipment & Services - 6.6% (continued)
Baxter International	47,670		3,833,621
Becton Dickinson & Co.	27,006		6,283,756
Boston Scientific	132,255	[a]	5,053,464
Cardinal Health	26,835		1,259,903
Centene	54,194	[a]	3,161,136
Cerner	28,013		2,025,060
Cigna	34,399		5,827,535
CVS Health	122,016		7,125,734
Danaher	58,497		12,596,159
DaVita	8,184	[a]	700,960
Dentsply Sirona	20,155		881,378
DexCom	8,876	[a]	3,658,953
Edwards Lifesciences	57,297	[a]	4,573,447
HCA Healthcare	24,804		3,092,563
Henry Schein	13,046	[a]	766,844
Hologic	23,631	[a]	1,570,753
Humana	12,398		5,131,408
IDEXX Laboratories	8,053	[a]	3,165,715
Intuitive Surgical	10,959	[a]	7,775,849
Laboratory Corp. of America Holdings	9,280	[a]	1,747,146
McKesson	15,323		2,282,054
Medtronic	124,689		12,957,681
Quest Diagnostics	12,828		1,468,678
ResMed	13,346		2,287,905
Steris	7,749		1,365,296
Stryker	30,259		6,305,068
Teleflex	4,405		1,499,550
The Cooper Companies	4,705		1,586,150
UnitedHealth Group	88,327		27,537,709
Universal Health Services, Cl. B	7,043		753,742
Varian Medical Systems	8,255	[a]	1,419,860
West Pharmaceutical Services	6,703		1,842,655
Zimmer Biomet Holdings	19,118		2,602,725
			173,124,768
Household & Personal Products - 2.0%
Church & Dwight	22,528		2,111,099
Colgate-Palmolive	80,405		6,203,246
Kimberly-Clark	31,513		4,653,210
The Clorox Company	11,861		2,492,826
The Estee Lauder Companies, Cl. A	21,050		4,594,162
The Procter & Gamble Company	231,610		32,191,474
			52,246,017
Insurance - 1.8%
Aflac	62,018		2,254,354

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Insurance - 1.8% (continued)
American International Group	80,958		2,228,774
Aon, Cl. A	21,657		4,467,839
Arthur J. Gallagher & Co.	17,897		1,889,565
Assurant	5,877		712,939
Chubb	42,362		4,919,075
Cincinnati Financial	14,383		1,121,443
Everest Re Group	3,592		709,564
Globe Life	9,670		772,633
Lincoln National	17,156		537,497
Loews	23,573		819,162
Marsh & McLennan	47,529		5,451,576
MetLife	73,131		2,718,279
Principal Financial Group	23,434		943,687
Prudential Financial	37,089		2,355,893
The Allstate	29,317		2,759,902
The Hartford Financial Services Group	32,831		1,210,151
The Progressive	54,156		5,126,949
The Travelers Companies	23,600		2,553,284
Unum Group	21,629		364,016
W.R. Berkley	13,911		850,658
Willis Towers Watson	12,003		2,506,466
			47,273,706
Materials - 2.6%
Air Products & Chemicals	20,579		6,129,661
Albemarle	10,159	[b]	906,996
Amcor	146,637		1,620,339
Avery Dennison	8,174		1,044,964
Ball	30,990		2,575,889
Celanese	10,726		1,152,509
CF Industries Holdings	20,514		629,985
Corteva	69,199		1,993,623
Dow	70,274		3,306,392
DuPont de Nemours	68,687		3,810,755
Eastman Chemical	12,457		973,141
Ecolab	22,863		4,568,942
FMC	11,641		1,232,898
Freeport-McMoRan	133,420		2,086,689
International Flavors & Fragrances	10,257	[b]	1,255,970
International Paper	37,447		1,518,101
Linde	48,824		11,626,459
LyondellBasell Industries, Cl. A	23,804		1,677,944
Martin Marietta Materials	5,913		1,391,684
Newmont	74,261		4,711,860
Nucor	28,009		1,256,484

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Materials - 2.6% (continued)
Packaging Corp. of America	9,232		1,006,750
PPG Industries	22,159		2,705,171
Sealed Air	14,502		562,823
The Mosaic Company	33,778		617,124
The Sherwin-Williams Company	7,521		5,240,182
Vulcan Materials	12,712		1,722,984
WestRock	25,043		869,994
			68,196,313
Media & Entertainment - 8.8%
Activision Blizzard	71,784		5,810,915
Alphabet, Cl. A	27,959	[a]	40,976,710
Alphabet, Cl. C	27,318	[a]	40,146,533
Charter Communications, Cl. A	13,992	[a]	8,735,765
Comcast, Cl. A	423,895		19,609,383
Discovery, Cl. A	14,333	[a,b]	312,029
Discovery, Cl. C	30,869	[a]	605,032
DISH Network, Cl. A	23,159	[a]	672,306
Electronic Arts	26,650	[a]	3,475,426
Facebook, Cl. A	223,796	[a]	58,612,172
Fox, Cl. A	33,690		937,593
Fox, Cl. B	15,868		443,828
Live Nation Entertainment	12,512	[a]	674,147
Netflix	40,937	[a]	20,469,728
News Corporation, Cl. A	36,334		509,403
News Corporation, Cl. B	9,746		136,249
Omnicom Group	19,500		965,250
Take-Two Interactive Software	10,456	[a]	1,727,540
The Interpublic Group of Companies	35,615		593,702
The Walt Disney Company	168,156	[a]	20,864,796
Twitter	74,339	[a]	3,308,085
ViacomCBS, Cl. B	49,397	[b]	1,383,610
			230,970,202
Pharmaceuticals Biotechnology & Life Sciences - 7.5%
AbbVie	164,895		14,443,153
Agilent Technologies	28,731		2,900,107
Alexion Pharmaceuticals	20,700	[a]	2,368,701
Amgen	54,701		13,902,806
Biogen	14,752	[a]	4,184,847
Bio-Rad Laboratories, Cl. A	1,907	[a]	982,982
Bristol-Myers Squibb	210,411		12,685,679
Catalent	13,749	[a]	1,177,739
Eli Lilly & Co.	74,109		10,969,614
Gilead Sciences	116,361		7,352,852
Illumina	13,600	[a]	4,203,488

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 7.5% (continued)
Incyte	16,915	[a]	1,517,952
IQVIA Holdings	17,692	[a]	2,788,790
Johnson & Johnson	245,456		36,543,489
Merck & Co.	234,952		19,489,268
Mettler-Toledo International	2,190	[a]	2,114,992
Mylan	48,602	[a]	720,768
PerkinElmer	10,394		1,304,551
Perrigo	13,029		598,161
Pfizer	517,053		18,975,845
Regeneron Pharmaceuticals	9,697	[a]	5,428,187
Thermo Fisher Scientific	36,953		16,315,489
Vertex Pharmaceuticals	24,173	[a]	6,577,957
Waters	5,558	[a]	1,087,589
Zoetis	44,601		7,375,667
			196,010,673
Real Estate - 2.6%
Alexandria Real Estate Equities	10,946	[c]	1,751,360
American Tower	41,186	[c]	9,955,892
Apartment Investment & Management, Cl. A	14,738	[c]	496,965
AvalonBay Communities	13,365	[c]	1,995,929
Boston Properties	13,224	[c]	1,061,887
CBRE Group, Cl. A	32,385	[a]	1,521,123
Crown Castle International	39,139	[c]	6,516,643
Digital Realty Trust	25,107	[c]	3,684,703
Duke Realty	34,773	[c]	1,283,124
Equinix	8,252	[c]	6,272,593
Equity Residential	32,266	[c]	1,656,214
Essex Property Trust	5,959	[c]	1,196,508
Extra Space Storage	12,324	[c]	1,318,545
Federal Realty Investment Trust	7,039	[c]	516,944
Healthpeak Properties	51,673	[c]	1,402,922
Host Hotels & Resorts	62,747	[c]	677,040
Iron Mountain	27,062	[b,c]	724,991
Kimco Realty	40,544	[c]	456,525
Mid-America Apartment Communities	10,982	[c]	1,273,363
Prologis	68,896	[c]	6,932,316
Public Storage	13,906	[c]	3,097,144
Realty Income	31,595	[c]	1,919,396
Regency Centers	14,769	[c]	561,517
SBA Communications	10,518	[c]	3,349,773
Simon Property Group	28,193	[c]	1,823,523
SL Green Realty	6,569	[b,c]	304,605

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Real Estate - 2.6% (continued)
UDR	28,172	[c]	918,689
Ventas	35,704	[c]	1,498,140
Vornado Realty Trust	15,485	[c]	521,999
Welltower	39,152	[c]	2,156,884
Weyerhaeuser	68,875	[c]	1,964,315
			68,811,572
Retailing - 8.3%
Advance Auto Parts	6,248		959,068
Amazon.com	39,585	[a]	124,642,477
AutoZone	2,177	[a]	2,563,722
Best Buy	21,404		2,382,051
Booking Holdings	3,844	[a]	6,575,854
CarMax	15,213	[a,b]	1,398,227
Dollar General	23,282		4,880,373
Dollar Tree	22,068	[a]	2,015,691
eBay	60,926		3,174,245
Etsy	9,995	[a]	1,215,692
Expedia Group	12,306		1,128,337
Genuine Parts	13,629		1,297,072
L Brands	21,095		671,032
LKQ	26,221	[a]	727,108
Lowe's	70,169		11,638,230
O'Reilly Automotive	6,935	[a]	3,197,590
Ross Stores	33,186		3,096,918
Target	46,928		7,387,406
The Gap	19,500		332,085
The Home Depot	100,171		27,818,488
The TJX Companies	111,691		6,215,604
Tiffany & Co.	10,062		1,165,683
Tractor Supply	10,764		1,542,912
Ulta Beauty	5,371	[a]	1,202,997
			217,228,862
Semiconductors & Semiconductor Equipment - 5.0%
Advanced Micro Devices	109,357	[a]	8,966,180
Analog Devices	34,226		3,995,543
Applied Materials	85,994		5,112,343
Broadcom	37,168		13,541,046
Intel	394,077		20,405,307
KLA	14,480		2,805,355
Lam Research	13,434		4,456,729
Maxim Integrated Products	24,873		1,681,664
Microchip Technology	23,051	[b]	2,368,721
Micron Technology	102,842	[a]	4,829,460
NVIDIA	57,291		31,007,035

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Semiconductors & Semiconductor Equipment - 5.0% (continued)
Qorvo	10,895	[a]	1,405,564
Qualcomm	104,565		12,305,209
Skyworks Solutions	15,376		2,237,208
Teradyne	13,908		1,105,130
Texas Instruments	85,314		12,181,986
Xilinx	22,648		2,360,828
			130,765,308
Software & Services - 14.7%
Accenture, Cl. A	59,246		13,389,004
Adobe	44,655	[a]	21,900,152
Akamai Technologies	14,953	[a]	1,652,905
Ansys	8,070	[a]	2,640,746
Autodesk	20,281	[a]	4,685,114
Automatic Data Processing	40,033		5,584,203
Broadridge Financial Solutions	10,658		1,406,856
Cadence Design Systems	26,047	[a]	2,777,392
Citrix Systems	10,829		1,491,262
Cognizant Technology Solutions, Cl. A	51,285		3,560,205
DXC Technology	26,162		466,992
Fidelity National Information Services	57,348		8,442,199
Fiserv	51,790	[a]	5,336,959
FLEETCOR Technologies	7,906	[a]	1,882,419
Fortinet	12,279	[a]	1,446,589
Gartner	8,070	[a]	1,008,347
Global Payments	27,666		4,912,928
International Business Machines	82,494		10,037,045
Intuit	24,500		7,992,145
Jack Henry & Associates	7,339		1,193,248
Leidos Holdings	12,424		1,107,600
Mastercard, Cl. A	82,311		27,835,111
Microsoft	704,496		148,176,644
NortonLifeLock	50,222		1,046,626
Oracle	180,613		10,782,596
Paychex	29,422		2,346,993
Paycom Software	4,642	[a]	1,445,055
PayPal Holdings	109,305	[a]	21,536,364
salesforce.com	84,315	[a]	21,190,046
ServiceNow	17,797	[a]	8,631,545
Synopsys	14,074	[a]	3,011,555
The Western Union Company	36,990		792,696
Tyler Technologies	3,632	[a]	1,265,970
Verisign	9,294	[a]	1,903,876

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Software & Services - 14.7% (continued)
Visa, Cl. A	157,155	[b]	31,426,285
			384,305,672
Technology Hardware & Equipment - 8.2%
Amphenol, Cl. A	27,631		2,991,608
Apple	1,496,766		173,340,470
Arista Networks	4,972	[a]	1,028,856
CDW	13,088		1,564,409
Cisco Systems	394,595		15,543,097
Corning	72,463		2,348,526
F5 Networks	5,331	[a]	654,487
FLIR Systems	13,035		467,305
Hewlett Packard Enterprise	117,102		1,097,246
HP	128,157		2,433,701
IPG Photonics	3,631	[a]	617,161
Juniper Networks	29,613		636,680
Keysight Technologies	17,807	[a]	1,758,975
Motorola Solutions	15,836		2,483,243
NetApp	20,237		887,190
Seagate Technology	21,574		1,062,951
TE Connectivity	30,778		3,008,242
Western Digital	28,434		1,039,263
Xerox Holdings	17,746		333,092
Zebra Technologies, Cl. A	4,947	[a]	1,248,920
			214,545,422
Telecommunication Services - 1.9%
AT&T	663,202		18,907,889
CenturyLink	92,857		936,927
T-Mobile US	54,050	[a]	6,181,158
Verizon Communications	385,270		22,919,712
			48,945,686
Transportation - 2.0%
Alaska Air Group	11,811		432,637
American Airlines Group	40,267	[b]	494,881
C.H. Robinson Worldwide	12,988		1,327,244
CSX	70,864		5,504,007
Delta Air Lines	58,636		1,793,089
Expeditors International of Washington	15,200		1,375,904
FedEx	22,494		5,657,691
J.B. Hunt Transport Services	7,549		954,043
Kansas City Southern	8,705		1,574,125
Norfolk Southern	23,703		5,072,205
Old Dominion Freight Line	8,645		1,564,053
Southwest Airlines	54,554		2,045,775
Union Pacific	63,083		12,419,150

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Transportation - 2.0% (continued)
United Airlines Holdings	26,794	[a,b]	931,092
United Parcel Service, Cl. B	65,800		10,964,254
			52,110,150
Utilities - 3.0%
Alliant Energy	23,207		1,198,642
Ameren	23,490		1,857,589
American Electric Power	46,417		3,793,661
American Water Works	17,152		2,484,982
Atmos Energy	11,178	[b]	1,068,505
CenterPoint Energy	52,258		1,011,192
CMS Energy	27,189		1,669,676
Consolidated Edison	31,626		2,460,503
Dominion Energy	78,231		6,174,773
DTE Energy	17,738		2,040,580
Duke Energy	68,468		6,063,526
Edison International	34,401		1,748,947
Entergy	19,156		1,887,441
Evergy	21,183		1,076,520
Eversource Energy	31,109		2,599,157
Exelon	91,151		3,259,560
FirstEnergy	51,952		1,491,542
NextEra Energy	45,511		12,632,033
NiSource	35,072		771,584
NRG Energy	21,813		670,532
Pinnacle West Capital	10,722		799,325
PPL	70,749		1,925,080
Public Service Enterprise Group	46,717		2,565,230
Sempra Energy	27,362		3,238,566
The AES	64,148		1,161,720
The Southern Company	99,085		5,372,389
WEC Energy Group	29,438		2,852,542
Xcel Energy	49,092		3,387,839
			77,263,636
Total Common Stocks (cost $755,859,296)			2,594,205,350
	Principal Amount ($)
Short-Term Investments - .1%
U.S. Treasury Bills - .1%
0.12%, 2/25/21 (cost $2,151,921)	2,153,000	[d]	2,152,143

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - ..9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $24,922,545)	0.10	24,922,545	[e]	24,922,545

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,760,935)	0.10	1,760,935	[e]	1,760,935
Total Investments (cost $784,694,697)		100.4%		2,623,040,973
Liabilities, Less Cash and Receivables		(.4%)		(9,547,478)
Net Assets		100.0%		2,613,493,495

a Non-income producing security.

b Security, or portion thereof, on loan. At September 30, 2020, the value of the fund’s securities on loan was $41,085,012 and the value of the collateral was $41,869,612, consisting of cash collateral of $1,760,935 and U.S. Government & Agency securities valued at $40,108,677.

c Investment in real estate investment trust within the United States.

d Security is a discount security. Income is recognized through the accretion of discount.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Stock Index Fund, Inc.

September 30, 2020 (Unaudited)

The following is a summary of the inputs used as of September 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	2,594,205,350	-	-	2,594,205,350
Investment Companies	26,683,480	-	-	26,683,480
U.S. Treasury Securities	-	2,152,143	-	2,152,143
Other Financial Instruments:
Futures††	502,049	-	-	502,049

†  See Statement of Investments for additional detailed categorizations, if any.

††  Amount shown represents unrealized appreciation at period end.

STATEMENT OF FUTURES
BNY Mellon Stock Index Fund, Inc.

September 30, 2020 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
Standard & Poor's 500 E-mini	172	12/18/2020	28,325,151	28,827,200	502,049
Gross Unrealized Appreciation				502,049

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At September 30, 2020, accumulated net unrealized appreciation on investments was $1,838,346,276, consisting of $1,892,533,464 gross unrealized appreciation and $54,187,188 gross unrealized depreciation.

At September 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.